Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TIAA-CREF Funds
Entity Central Index Key	0001084380
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000014630 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Select Fund
Class Name	Retirement Class Shares
Trading Symbol	TRRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$75	0.74%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Estate Securities Select Fund returned 1.85% for Retirement Class Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the FTSE Nareit All Equity REITs Index, which returned 2.27%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by overweights to American Healthcare REIT, Inc. and Ventas, Inc. and a lack of exposure to Alexandria Real Estate Equities, Inc.

•
Security selection in the industrial sector, including an overweight to Prologis, Inc., and a lack of exposure to Americold Realty Trust, Inc.

•
An overweight allocation in the regional malls sector, led by an overweight to Simon Property Group, Inc.

•
Top detractors from relative performance

•
Security selection in the specialty sector, including an out‑of‑benchmark position in Fermi Inc.

•
An overweight allocation and security selection in the shopping centers sector, including overweights to Kimco Realty Corporation and Kite Realty Group Trust.

•
An overweight to SL Green Realty Corp, which is included in the office property sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	1.85%	3.43%	5.74%

S&P 500® Index	17.88%	14.42%	14.82%

FTSE Nareit All Equity REITs Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 2,536,861,205
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 12,743,604
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$2,536,861,205

Total number of portfolio holdings	44

Portfolio turnover (%)	26%

Total management fees paid for the year	$12,743,604

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective January 7, 2026, Benjamin Kerl and Griffin Bazor, CFA were added as portfolio managers of the Fund and David Copp and Brendan Lee were removed as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000014628 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Select Fund
Class Name	Class R6 Shares
Trading Symbol	TIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$50	0.49%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Estate Securities Select Fund returned 2.09% for Class R6 Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund performed in line with the FTSE Nareit All Equity REITs Index, which returned 2.27%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by overweights to American Healthcare REIT, Inc. and Ventas, Inc. and a lack of exposure to Alexandria Real Estate Equities, Inc.

•
Security selection in the industrial sector, including an overweight to Prologis, Inc., and a lack of exposure to Americold Realty Trust, Inc.

•
An overweight allocation in the regional malls sector, led by an overweight to Simon Property Group, Inc.

•
Top detractors from relative performance

•
Security selection in the specialty sector, including an out‑of‑benchmark position in Fermi Inc.

•
An overweight allocation and security selection in the shopping centers sector, including overweights to Kimco Realty Corporation and Kite Realty Group Trust.

•
An overweight to SL Green Realty Corp, which is included in the office property sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	2.09%	3.69%	6.00%

S&P 500® Index	17.88%	14.42%	14.82%

FTSE Nareit All Equity REITs Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,536,861,205
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 12,743,604
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$2,536,861,205

Total number of portfolio holdings	44

Portfolio turnover (%)	26%

Total management fees paid for the year	$ 12,743,604

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective January 7, 2026, Benjamin Kerl and Griffin Bazor, CFA were added as portfolio managers of the Fund and David Copp and Brendan Lee were removed as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079553 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Select Fund
Class Name	Premier Class Shares
Trading Symbol	TRRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$66	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Estate Securities Select Fund returned 1.94% for Premier Class Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the FTSE Nareit All Equity REITs Index, which returned 2.27%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by overweights to American Healthcare REIT, Inc. and Ventas, Inc. and a lack of exposure to Alexandria Real Estate Equities, Inc.

•
Security selection in the industrial sector, including an overweight to Prologis, Inc., and a lack of exposure to Americold Realty Trust, Inc.

•
An overweight allocation in the regional malls sector, led by an overweight to Simon Property Group, Inc.

•
Top detractors from relative performance

•
Security selection in the specialty sector, including an out‑of‑benchmark position in Fermi Inc.

•
An overweight allocation and security selection in the shopping centers sector, including overweights to Kimco Realty Corporation and Kite Realty Group Trust.

•
An overweight to SL Green Realty Corp, which is included in the office property sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	1.94%	3.53%	5.84%

S&P 500® Index	17.88%	14.42%	14.82%

FTSE Nareit All Equity REITs Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,536,861,205
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 12,743,604
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$2,536,861,205

Total number of portfolio holdings	44

Portfolio turnover (%)	26%

Total management fees paid for the year	$12,743,604

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective January 7, 2026, Benjamin Kerl and Griffin Bazor, CFA were added as portfolio managers of the Fund and David Copp and Brendan Lee were removed as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162546 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Select Fund
Class Name	Class I Shares
Trading Symbol	TIRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$62	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Estate Securities Select Fund returned 1.97% for Class I Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the FTSE Nareit All Equity REITs Index, which returned 2.27%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by overweights to American Healthcare REIT, Inc. and Ventas, Inc. and a lack of exposure to Alexandria Real Estate Equities, Inc.

•
Security selection in the industrial sector, including an overweight to Prologis, Inc., and a lack of exposure to Americold Realty Trust, Inc.

•
An overweight allocation in the regional malls sector, led by an overweight to Simon Property Group, Inc.

•
Top detractors from relative performance

•
Security selection in the specialty sector, including an out‑of‑benchmark position in Fermi Inc.

•
An overweight allocation and security selection in the shopping centers sector, including overweights to Kimco Realty Corporation and Kite Realty Group Trust.

•
An overweight to SL Green Realty Corp, which is included in the office property sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.97%	3.57%	5.88%

S&P 500® Index	17.88%	14.42%	14.82%

FTSE Nareit All Equity REITs Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,536,861,205
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 12,743,604
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$2,536,861,205

Total number of portfolio holdings	44

Portfolio turnover (%)	26%

Total management fees paid for the year	$ 12,743,604

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective January 7, 2026, Benjamin Kerl and Griffin Bazor, CFA were added as portfolio managers of the Fund and David Copp and Brendan Lee were removed as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014629 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Select Fund
Class Name	Class A Shares
Trading Symbol	TCREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$88	0.87%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Estate Securities Select Fund returned 1.72% for Class A Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the FTSE Nareit All Equity REITs Index, which returned 2.27%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by overweights to American Healthcare REIT, Inc. and Ventas, Inc. and a lack of exposure to Alexandria Real Estate Equities, Inc.

•
Security selection in the industrial sector, including an overweight to Prologis, Inc., and a lack of exposure to Americold Realty Trust, Inc.

•
An overweight allocation in the regional malls sector, led by an overweight to Simon Property Group, Inc.

•
Top detractors from relative performance

•
Security selection in the specialty sector, including an out‑of‑benchmark position in Fermi Inc.

•
An overweight allocation and security selection in the shopping centers sector, including overweights to Kimco Realty Corporation and Kite Realty Group Trust.

•
An overweight to SL Green Realty Corp, which is included in the office property sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	1.72%	3.39%	5.69%

Class A at maximum sales charge (Offering Price)	(4.14)%	2.17%	5.06%

S&P 500® Index	17.88%	14.42%	14.82%

FTSE Nareit All Equity REITs Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,536,861,205
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 12,743,604
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$2,536,861,205

Total number of portfolio holdings	44

Portfolio turnover (%)	26%

Total management fees paid for the year	$12,743,604

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective January 7, 2026, Benjamin Kerl and Griffin Bazor, CFA were added as portfolio managers of the Fund and David Copp and Brendan Lee were removed as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014637 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Class A Shares
Trading Symbol	TCILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$61	0.59%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Inflation Linked Bond Fund returned 6.76% for Class A Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 7.47%.

•
Top contributors to relative performance

•
Yield curve positioning.

•
Top detractors from relative performance

•
Year‑end pricing.

•
Asset allocation in government securities away from TIPS.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.76%	2.10%	2.82%

Class A at maximum sales charge (Offering Price)	2.76%	1.32%	2.43%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	7.47%	2.52%	3.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,180,750,822
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 7,264,374
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$3,180,750,822

Total number of portfolio holdings	51

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 7,264,374

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162550 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Class I Shares
Trading Symbol	TIIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$41	0.40%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Inflation Linked Bond Fund returned 6.92% for Class I Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 7.47%.

•
Top contributors to relative performance

•
Yield curve positioning.

•
Top detractors from relative performance

•
Year‑end pricing.

•
Asset allocation in government securities away from TIPS.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	6.92%	2.29%	3.04%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	7.47%	2.52%	3.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,180,750,822
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 7,264,374
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$3,180,750,822

Total number of portfolio holdings	51

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 7,264,374

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079557 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TIKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$42	0.41%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Inflation Linked Bond Fund returned 7.03% for Premier Class Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 7.47%.

•
Top contributors to relative performance

•
Yield curve positioning.

•
Top detractors from relative performance

•
Year‑end pricing.

•
Asset allocation in government securities away from TIPS.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	7.03%	2.27%	2.99%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	7.47%	2.52%	3.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,180,750,822
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 7,264,374
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$3,180,750,822

Total number of portfolio holdings	51

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 7,264,374

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014636 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TIILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$26	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Inflation Linked Bond Fund returned 7.08% for Class R6 Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 7.47%.

•
Top contributors to relative performance

•
Yield curve positioning.

•
Top detractors from relative performance

•
Year‑end pricing.

•
Asset allocation in government securities away from TIPS.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	7.08%	2.43%	3.15%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	7.47%	2.52%	3.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,180,750,822
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 7,264,374
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$3,180,750,822

Total number of portfolio holdings	51

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 7,264,374

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033993 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TIKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.50%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Inflation Linked Bond Fund returned 6.84% for Retirement Class Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 7.47%.

•
Top contributors to relative performance

•
Yield curve positioning.

•
Top detractors from relative performance

•
Year‑end pricing.

•
Asset allocation in government securities away from TIPS.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	6.84%	2.17%	2.89%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	7.47%	2.52%	3.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,180,750,822
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 7,264,374
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$3,180,750,822

Total number of portfolio holdings	51

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 7,264,374

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202748 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Class W Shares
Trading Symbol	TIIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Inflation Linked Bond Fund returned 7.35% for Class W Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund performed in line with the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 7.47%.

•
Top contributors to relative performance

•
Yield curve positioning.

•
Top detractors from relative performance

•
Year‑end pricing.

•
Asset allocation in government securities away from TIPS

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	7.35%	2.67%	3.90%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.14%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	7.47%	2.52%	3.80%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,180,750,822
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 7,264,374
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$3,180,750,822

Total number of portfolio holdings	51

Portfolio turnover (%)	27%

Total management fees paid for the year	$7,264,374

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202766 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Class W Shares
Trading Symbol	TEDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 1.70% for Class W Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 1.14%.

•
Top contributors to relative performance

•
Security selections within Mexican and Peruvian corporate debt.

•
Exposure to local currency debt, most notably in South Africa, Chile and Turkey.

•
Yield curve positioning amid a lower-duration portfolio relative to the benchmark.

•
Top detractors from relative performance

•
An allocation to emerging-markets (EM) corporates at the expense of an underweight to EM sovereigns.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Overweight to Senegal sovereign and Peruvian corporate debt, where Petroleos del Peru (quasi-sovereign energy company) abruptly announced plans at year end to reorganize the business without providing details.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	Since Inception

Class W Shares at NAV	1.70%	14.64%	4.04%	5.93%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	1.14%	14.30%	1.78%	3.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 829,377,701
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 749,980
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$829,377,701

Total number of portfolio holdings	419

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 749,980

Holdings [Text Block]

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145611 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Retirement Class Shares
Trading Symbol	TEDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$93	0.87%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 1.50% for Retirement Class Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 1.14%.

•
Top contributors to relative performance

•
Security selections within Mexican and Peruvian corporate debt.

•
Exposure to local currency debt, most notably in South Africa, Chile and Turkey.

•
Yield curve positioning amid a lower-duration portfolio relative to the benchmark.

•
Top detractors from relative performance

•
An allocation to emerging-markets (EM) corporates at the expense of an underweight to EM sovereigns.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Overweight to Senegal sovereign and Peruvian corporate debt, where Petroleos del Peru (quasi-sovereign energy company) abruptly announced plans at year end to reorganize the business without providing details.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	1.50%	13.57%	3.15%	5.80%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	1.14%	14.30%	1.78%	4.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 829,377,701
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 749,980
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$829,377,701

Total number of portfolio holdings	419

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 749,980

Holdings [Text Block]

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145608 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Class R6 Shares
Trading Symbol	TEDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$66	0.62%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 1.56% for Class R6 Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 1.14%.

•
Top contributors to relative performance

•
Security selections within Mexican and Peruvian corporate debt.

•
Exposure to local currency debt, most notably in South Africa, Chile and Turkey.

•
Yield curve positioning amid a lower-duration portfolio relative to the benchmark.

•
Top detractors from relative performance

•
An allocation to emerging-markets (EM) corporates at the expense of an underweight to EM sovereigns.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Overweight to Senegal sovereign and Peruvian corporate debt, where Petroleos del Peru (quasi-sovereign energy company) abruptly announced plans at year end to reorganize the business without providing details.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	1.56%	13.83%	3.38%	6.05%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	1.14%	14.30%	1.78%	4.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go tohttps://www.nuveen.com/en‑us/mutual‑funds/prospectusesor call (800) 257‑8787.
Net Assets	$ 829,377,701
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 749,980
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$829,377,701

Total number of portfolio holdings	419

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 749,980

Holdings [Text Block]

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145609 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Premier Class Shares
Trading Symbol	TEDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$84	0.79%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 1.63% for Premier Class Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 1.14%.

•
Top contributors to relative performance

•
Security selections within Mexican and Peruvian corporate debt.

•
Exposure to local currency debt, most notably in South Africa, Chile and Turkey.

•
Yield curve positioning amid a lower-duration portfolio relative to the benchmark.

•
Top detractors from relative performance

•
An allocation to emerging-markets (EM) corporates at the expense of an underweight to EM sovereigns.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Overweight to Senegal sovereign and Peruvian corporate debt, where Petroleos del Peru (quasi-sovereign energy company) abruptly announced plans at year end to reorganize the business without providing details.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	1.63%	13.63%	3.23%	5.88%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	1.14%	14.30%	1.78%	4.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 829,377,701
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 749,980
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$829,377,701

Total number of portfolio holdings	419

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 749,980

Holdings [Text Block]

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162600 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Class I Shares
Trading Symbol	TEDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$73	0.68%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 1.54% for Class I Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 1.14%.

•
Top contributors to relative performance

•
Security selections within Mexican and Peruvian corporate debt.

•
Exposure to local currency debt, most notably in South Africa, Chile and Turkey.

•
Yield curve positioning amid a lower-duration portfolio relative to the benchmark.

•
Top detractors from relative performance

•
An allocation to emerging-markets (EM) corporates at the expense of an underweight to EM sovereigns.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Overweight to Senegal sovereign and Peruvian corporate debt, where Petroleos del Peru (quasi-sovereign energy company) abruptly announced plans at year end to reorganize the business without providing details.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.54%	13.85%	3.31%	6.00%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	1.14%	14.30%	1.78%	4.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 829,377,701
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 749,980
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$829,377,701

Total number of portfolio holdings	419

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 749,980

Holdings [Text Block]

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145610 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Class A Shares
Trading Symbol	TEDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$104	0.97%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.97%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 1.58% for Class A Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 1.14%.

•
Top contributors to relative performance

•
Security selections within Mexican and Peruvian corporate debt.

•
Exposure to local currency debt, most notably in South Africa, Chile and Turkey.

•
Yield curve positioning amid a lower-duration portfolio relative to the benchmark.

•
Top detractors from relative performance

•
An allocation to emerging-markets (EM) corporates at the expense of an underweight to EM sovereigns.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Overweight to Senegal sovereign and Peruvian corporate debt, where Petroleos del Peru (quasi-sovereign energy company) abruptly announced plans at year end to reorganize the business without providing details.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	1.58%	13.41%	3.04%	5.70%

Class A at maximum sales charge (Offering Price)	(2.48)%	8.92%	2.20%	5.27%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	1.14%	14.30%	1.78%	4.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 829,377,701
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 749,980
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$829,377,701

Total number of portfolio holdings	419

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 749,980

Holdings [Text Block]

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171519 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Class A Shares
Trading Symbol	TIBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen International Bond Fund for the period of November 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$91	0.89%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned (0.28)% for Class A Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund performed in line with the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned (0.40)%.

•
Top contributors to relative performance

•
Yield curve positioning including an underweight to Japanese yen‑denominated securities, out‑of‑benchmark duration exposure to U.S. dollar-denominated securities and exposure to South African rand-denominated debt.

•
Security selection within global treasuries, most notably Italy, Spain and France.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	Since Inception (8/5/16)

Class A Shares at NAV (excluding maximum sales charge)	(0.28)%	3.88%	0.27%	1.81%

Class A at maximum sales charge (Offering Price)	(4.22)%	(0.28)%	(0.54)%	1.37%

Bloomberg Global Aggregate Bond Index	0.49%	8.17%	(2.15)%	0.41%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	(0.40)%	2.80%	0.79%	2.04%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,420,792,299
Holdings Count | Holding	755
Advisory Fees Paid, Amount	$ 1,133,584
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$1,420,792,299

Total number of portfolio holdings	755

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 1,133,584

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two-month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000171516 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Class I Shares
Trading Symbol	TIBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Bond Fund for the period of November 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$63	0.62%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned (0.18)% for Class I Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund performed in line with the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned (0.40)%.

•
Top contributors to relative performance

•
Yield curve positioning including an underweight to Japanese yen‑denominated securities, out‑of‑benchmark duration exposure to U.S. dollar-denominated securities and exposure to South African rand-denominated debt.

•
Security selection within global treasuries, most notably Italy, Spain and France.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	Since Inception (8/5/16)

Class I Shares at NAV	(0.18)%	4.21%	0.57%	2.11%

Bloomberg Global Aggregate Bond Index	0.49%	8.17%	(2.15)%	0.41%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	(0.40)%	2.80%	0.79%	2.04%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,420,792,299
Holdings Count | Holding	755
Advisory Fees Paid, Amount	$ 1,133,584
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$1,420,792,299

Total number of portfolio holdings	755

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 1,133,584

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two-month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171518 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TIBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Bond Fund for the period of November 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$71	0.70%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned (0.19)% for Premier Class Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund performed in line with the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned (0.40)%.

•
Top contributors to relative performance

•
Yield curve positioning including an underweight to Japanese yen‑denominated securities, out‑of‑benchmark duration exposure to U.S. dollar-denominated securities and exposure to South African rand-denominated debt.

•
Security selection within global treasuries, most notably Italy, Spain and France.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	Since Inception (8/5/16)

Premier Class Shares at NAV	(0.19)%	4.17%	0.48%	2.01%

Bloomberg Global Aggregate Bond Index	0.49%	8.17%	(2.15)%	0.41%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	(0.40)%	2.80%	0.79%	2.04%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,420,792,299
Holdings Count | Holding	755
Advisory Fees Paid, Amount	$ 1,133,584
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$1,420,792,299

Total number of portfolio holdings	755

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 1,133,584

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two-month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171517 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TIBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Bond Fund for the period of November 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$54	0.53%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned (0.26)% for Class R6 Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund performed in line with the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned (0.40)%.

•
Top contributors to relative performance

•
Yield curve positioning including an underweight to Japanese yen‑denominated securities, out‑of‑benchmark duration exposure to U.S. dollar-denominated securities and exposure to South African rand-denominated debt.

•
Security selection within global treasuries, most notably Italy, Spain and France.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	Since Inception (8/5/16)

Class R6 Shares at NAV	(0.26)%	4.24%	0.61%	2.16%

Bloomberg Global Aggregate Bond Index	0.49%	8.17%	(2.15)%	0.41%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	(0.40)%	2.80%	0.79%	2.04%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,420,792,299
Holdings Count | Holding	755
Advisory Fees Paid, Amount	$ 1,133,584
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$1,420,792,299

Total number of portfolio holdings	755

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 1,133,584

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two-month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171520 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TIBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Bond Fund for the period of November 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$81	0.79%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned (0.27)% for Retirement Class Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund performed in line with the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned (0.40)%.

•
Top contributors to relative performance

•
Yield curve positioning including an underweight to Japanese yen‑denominated securities, out‑of‑benchmark duration exposure to U.S. dollar-denominated securities and exposure to South African rand-denominated debt.

•
Security selection within global treasuries, most notably Italy, Spain and France.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	Since Inception (8/5/16)

Retirement Class Shares at NAV	(0.27)%	3.89%	0.36%	1.90%

Bloomberg Global Aggregate Bond Index	0.49%	8.17%	(2.15)%	0.41%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	(0.40)%	2.80%	0.79%	2.04%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectusesor call (800) 257‑8787.
Net Assets	$ 1,420,792,299
Holdings Count | Holding	755
Advisory Fees Paid, Amount	$ 1,133,584
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$1,420,792,299

Total number of portfolio holdings	755

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 1,133,584

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two-month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202768 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Class W Shares
Trading Symbol	TIBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen International Bond Fund for the period of November 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned (0.24)% for Class W Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund performed in line with the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned (0.40)%.

•
Top contributors to relative performance

•
Yield curve positioning including an underweight to Japanese yen‑denominated securities, out‑of‑benchmark duration exposure to U.S. dollar-denominated securities and exposure to South African rand-denominated debt.

•
Security selection within global treasuries, most notably Italy, Spain and France.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	(0.24)%	4.84%	1.20%	3.13%

Bloomberg Global Aggregate Bond Index	0.49%	8.17%	(2.15)%	0.80%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	(0.40)%	2.80%	0.79%	2.36%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,420,792,299
Holdings Count | Holding	755
Advisory Fees Paid, Amount	$ 1,133,584
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$1,420,792,299

Total number of portfolio holdings	755

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 1,133,584

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two-month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.
[11]	Annualized for period less than one year.
[12]	Annualized for period less than one year.
[13]	Annualized for period less than one year.
[14]	Annualized for period less than one year.
[15]	Annualized for period less than one year.
[16]	Annualized for period less than one year.
[17]	Annualized for period less than one year.
[18]	Annualized for period less than one year.
[19]	Annualized for period less than one year.
[20]	Annualized for period less than one year.
[21]	Annualized for period less than one year.
[22]	Annualized for period less than one year.
[23]	Annualized for period less than one year.